Derivative Instruments	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
5.	Derivative Instruments

The Company uses derivatives in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

Realized and unrealized gains or losses relating to the Company’s interest rate swaps have been reported in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of income. During the three and six months ended June 30, 2015, the Company recognized realized losses of $2.5 million and $4.9 million, respectively, and unrealized gains of $2.1 million and $3.0 million, respectively, relating to its interest rate swaps. During the three and six months ended June 30, 2014, the Company recognized realized losses of $2.5 million and $5.0 million, respectively, and unrealized gains of $0.7 million and $2.4 million, respectively, relating to its interest rate swaps.

The following summarizes the Company’s interest rate swap positions as at June 30, 2015:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap	USD LIBOR 6M	200,000	(4,872)	1.3	2.61
U.S. Dollar-denominated interest rate swap	USD LIBOR 3M	100,000	(10,369)	2.3	5.55

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of June 30, 2015, ranged from 0.30% to 2.50%.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A– or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

The Company has a stock purchase warrant entitling it to purchase up to 750,000 shares of common stock of TIL at a fixed price of $10 per share. Alternatively, if the shares of TIL’s common stock trade on a National Stock Exchange or over-the-counter market denominated in Norwegian Kroner, the Company may also exercise the stock purchase warrant at 61.67 Norwegian Kroner (or NOK) per share. The stock purchase warrant expires on January 23, 2019. For purposes of vesting, the stock purchase warrant is divided into four equally sized tranches. If the shares of TIL’s common stock trade on a National Stock Exchange or over-the-counter market denominated in Norwegian Kroner, each tranche will vest and become exercisable when and if the fair market value of a share of the TIL common stock equals or exceeds 77.08 NOK, 92.50 NOK, 107.91 NOK and 123.33 NOK, respectively, for such tranche for any ten consecutive trading days, subject to certain trading value requirements. As at June 30, 2015, the fair value of the stock purchase warrant was $5.5 million, which is reflected as a derivative asset on the Company’s consolidated balance sheet. The stock purchase warrant had an initial value of $3.4 million on issuance in January 2014 and such amount is reflected in the other income (expenses) in the Company’s 2014 consolidated statements of income. During the three and six months ended June 30, 2015, the Company recognized unrealized gains of $0.9 million and $0.8 million, respectively, relating to the changes in the value of the warrant, compared to an unrealized loss of $1.8 million and an unrealized gain of $0.6 million for the same periods in the prior year. Unrealized gains and losses are reflected in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of income.